Allowance for Loan Losses	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Allowance for Loan Losses

Note 4 - Allowance for Loan Losses

During the year ended December 31, 2020, management made adjustments to the allowance for loan losses methodology. The qualitative factors were expanded to include additional reserves for niche lending portfolios of hotel, retained interest in the unguaranteed portion of U.S. Small Business Administration (SBA) Loans (not including PPP loans), and SBA PPP loans. The risk in these portfolios is measurable in addition to the standard probable loss calculation performed on all non-impaired loans.

With the impact of COVID-19 on all industries, the hotel and SBA (non-PPP) loan categories on the Company’s balance sheet have been identified as having elevated credit risk. The SBA (non-PPP) loan category reflects the unguaranteed portion of SBA guaranteed loans originated by the Company. SBA PPP loans, while 100% guaranteed by SBA, could result in some loss if fraud occurs or there are reporting issues or duplicate funding of loans. These additional qualitative factors allocated $132,000 to the reserve during the year that was not present at December 31, 2019.

Note 4 - Allowance for Loan Losses (Continued)

In addition, management eliminated its qualitative factor based on a 21-day weighted average of the VIX index, a real-time index that measures the expectation of the market’s 30-day forward-looking volatility, and replaced it with a multi-factor linear regression encompassing the following economic data: Case Shiller for North Carolina (NC) home price index, NC unemployment rate, 2-year 10-year US Treasury spread, customer sentiment, and a VIX quarterly average factor. This qualitative factor update increased provisions by approximately $379,000 at the time of adoption.

Changes in the allowance for loan losses for the years ended December 31, 2020, 2019 and 2018 are presented below (the “other” category represents a one-time impact of re-classification for unfunded commitments’ allowance from the allowance for loan losses to an unfunded commitment liability):

Commercial	2020	2019	2018
	(dollars in thousands)
Balance, beginning of year	$1,087	$1,334	$1,401
Provision (recovery) charged to operations	1,653	(571)	132
Charge-offs	(81)	(11)	(245)
Recoveries	94	367	46
Net (charge-offs) recoveries	13	356	(199)
Other	—	(32)	—
Balance, end of year	$2,753	$1,087	$1,334

Non-Commercial	2020	2019	2018
	(dollars in thousands)
Balance, beginning of year	$894	$1,040	$1,057
Provision (recovery) charged to operations	734	(17)	(42)
Charge-offs	(53)	(149)	(81)
Recoveries	74	74	106
Net (charge-offs) recoveries	21	(75)	25
Other	—	(54)	—
Balance, end of year	$1,649	$894	$1,040

Total	2020	2019	2018
	(dollars in thousands)
Balance, beginning of year	$1,981	$2,374	$2,458
Provision (recovery) charged to operations	2,387	(588)	90
Charge-offs	(134)	(160)	(326)
Recoveries	168	441	152
Net (charge-offs) recoveries	34	281	(174)
Other	—	(86)	—
Balance, end of year	$4,402	$1,981	$2,374

Note 4 - Allowance for Loan Losses (Continued)

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2020 and 2019:

December 31, 2020	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$53	$5,237	$2,700	$317,094	$2,753	$322,331
Non-Commercial	94	2,917	1,555	142,493	1,649	145,410
Total	$147	$8,154	$4,255	$459,587	$4,402	$467,741

December 31, 2019	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$32	$3,660	$1,055	$209,456	$1,087	$213,116
Non-Commercial	109	3,175	785	141,659	894	144,834
Total	$141	$6,835	$1,840	$351,115	$1,981	$357,950

Past due loan information is used by management when assessing the adequacy of the allowance for loan losses. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2020	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$—	$—	$—	$64,334	$64,334	$—
SBA Paycheck Protection Program (PPP)	—	—	—	74,750	74,750
Real estate - commercial	—	2,076	2,076	145,153	147,229	—
Other real estate construction	52	1,039	1,091	31,829	32,920	—
Real estate construction	—	—	—	7,709	7,709	—
Real estate - residential	299	595	894	74,119	75,013	—
Home equity	—	48	48	51,567	51,615	—
Consumer loan	46	—	46	11,027	11,073	—
Other loans	—	—	—	3,098	3,098	—
Total	$397	$3,758	$4,155	$463,586	$467,741	$—

December 31, 2019	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$190	$—	$190	$58,885	$59,075	$—
Real estate - commercial	—	2,088	2,088	128,910	130,998	—
Other real estate construction	14	0	14	23,029	23,043	—
Real estate construction	—	—	—	7,600	7,600	—
Real estate - residential	326	752	1,078	70,044	71,122	—
Home equity	57	82	139	51,077	51,216	—
Consumer loan	27	—	27	12,930	12,957	—
Other loans	—	—	—	1,939	1,939	—
Total	$614	$2,922	$3,536	$354,414	$357,950	$—

Note 4 - Allowance for Loan Losses (Continued)

Once a loan becomes 90 days past due, the loan is automatically transferred to a non-accrual status. The exception to this policy is credit card loans that remain in accrual status 90 days or more until they are paid current or charged off.

The composition of non-accrual loans by class as of December 31, 2020 and 2019 is as follows:

	2020	2019
	(dollars in thousands)
Commercial	$—	$—
SBA Paycheck Protection Program (PPP)	—	—
Real estate - commercial	2,076	2,088
Other real estate construction	1,039	—
Real estate 1 – 4 family construction	—	—
Real estate – residential	595	752
Home equity	48	82
Consumer loans	—	—
Other loans	—	—
	$3,758	$2,922

Loans that are in non-accrual status or 90 days past due and still accruing are considered to be nonperforming. Nonperforming loans were $3.8 million at December 31, 2020 and $2.9 million at December 31, 2019.

Management uses a risk-grading program to facilitate the evaluation of probable inherent loan losses and to measure the adequacy of the allowance for loan losses. In this program, risk grades are initially assigned by the loan officers and reviewed and monitored by the lenders and credit administration on an ongoing basis. The program has eight risk grades summarized in five categories as follows:

Pass: Loans that are pass grade credits include loans that are fundamentally sound and risk factors are reasonable and acceptable. They generally conform to policy with only minor exceptions and any major exceptions are clearly mitigated by other economic factors.

Watch: Loans that are watch credits include loans on management’s watch list where a risk concern may be anticipated in the near future.

Substandard: Loans that are considered substandard are loans that are inadequately protected by current sound net worth, paying capacity of the obligor or the value of the collateral pledged. All non-accrual loans are graded as substandard.

Doubtful: Loans that are considered to be doubtful have all weaknesses inherent in loans classified substandard, plus the added characteristic that the weaknesses make the collection or liquidation in full on the basis of current existing facts, conditions and values highly questionable and improbable.

Loss: Loans that are considered to be a loss are considered to be uncollectible and of such little value that their continuance as bankable assets is not warranted.

Note 4 - Allowance for Loan Losses (Continued)

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2020 and 2019:

December 31, 2020	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$61,828	$2,321	$185	$—	$64,334
SBA Paycheck Protection Program (PPP)	74,750	—	—	—	74,750
Real estate - commercial	143,222	1,113	2,894	—	147,229
Other real estate construction	31,263	344	1,313	—	32,920
Real estate 1 - 4 family construction	7,709	—	—	—	7,709
Real estate - residential	72,085	2,145	783	—	75,013
Home equity	50,661	661	293	—	51,615
Consumer loans	11,001	19	53	—	11,073
Other loans	3,098	—	—	—	3,098
Total	$455,617	$6,603	$5,521	$—	$467,741

December 31, 2019	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$56,151	$2,921	$3	$—	$59,075
Real estate - commercial	126,498	1,194	3,306	—	130,998
Other real estate construction	21,253	1,477	313	—	23,043
Real estate 1 - 4 family construction	7,600	—	—	—	7,600
Real estate - residential	67,647	2,464	1,011	—	71,122
Home equity	50,255	879	82	—	51,216
Consumer loans	12,877	79	1	—	12,957
Other loans	1,939	—	—	—	1,939
Total	$344,220	$9,014	$4,716	$—	$357,950

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2020 and 2019:

December 31, 2020	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$64,334	$—	$64,334
SBA Paycheck Protection Program (PPP)	74,750	—	74,750
Real estate - commercial	145,153	2,076	147,229
Other real estate construction	31,881	1,039	32,920
Real estate 1 – 4 family construction	7,709	—	7,709
Real estate – residential	74,418	595	75,013
Home equity	51,567	48	51,615
Consumer loans	11,073	—	11,073
Other loans	3,098	—	3,098
Total	$463,983	$3,758	$467,741

December 31, 2019	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$59,075	$—	$59,075
Real estate - commercial	128,910	2,088	130,998
Other real estate construction	23,043	—	23,043
Real estate 1 – 4 family construction	7,600	—	7,600
Real estate – residential	70,370	752	71,122
Home equity	51,134	82	51,216
Consumer loans	12,957	—	12,957
Other loans	1,939	—	1,939
Total	$355,028	$2,922	$357,950

Note 4 - Allowance for Loan Losses (Continued)

Loans are considered impaired when, based on current information and events it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement. If a loan is deemed impaired, a valuation analysis is performed and a specific reserve is allocated if necessary. The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2020, 2019, and 2018:

	As of December 31, 2020				Year Ended December 31, 2020
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$651	$—	$651	$20	$425	$27
SBA Paycheck Protection Program (PPP)	—	—	—	—	—	—
Real estate - commercial	3,547	2,076	1,471	33	3,581	111
Other real estate construction	1,039	1,039	—	—	886	—
Real estate 1 -4 family construction	—	—	—	—	—	—
Real estate - residential	2,856	1,416	1,440	84	3,095	146
Home equity	48	15	33	10	67	2
Consumer loans	13	—	13	—	18	1
Total	$8,154	$4,546	$3,608	$147	$8,072	$287

					Year Ended
	As of December 31, 2019				December 31, 2019
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$4	$—	$4	$—	$6	$—
Real estate - commercial	3,612	1,923	1,689	29	2,273	145
Other real estate construction	44	—	44	3	64	3
Real estate 1 -4 family construction	—	—	—	—	—	—
Real estate - residential	3,070	987	2,083	99	3,010	159
Home equity	82	13	69	10	116	5
Consumer loans	23	—	23	—	27	2
Total	$6,835	$2,923	$3,912	$141	$5,496	$314

					Year Ended
	As of December 31, 2018				December 31, 2018
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$7	$—	$7	$—	$32	$—
Real estate - commercial	1,258	93	1,165	38	1,503	51
Other real estate construction	632	47	47	4	132	3
Real estate 1 -4 family construction	—	—	—	—	—	—
Real estate - residential	3,005	901	2,104	110	3,505	145
Home equity	83	51	32	1	54	3
Consumer loans	31	—	31	1	40	3
Total	$5,016	$1,092	$3,386	$154	$5,266	$205